UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09425
                                                     ---------
                      ADVANTAGE ADVISERS WHISTLER FUND LLC
      ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 PARK AVENUE, 24TH FLOOR
                               NEW YORK, NY 10166
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                KENNETH GERSTEIN
                           SCHULTE, ROTH AND ZABEL LLP
                           919 3RD AVENUE, 24TH FLOOR
                               New York, NY 10022
      ---------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code:     212-667-4225
                                                            ----------------
                        Date of fiscal year end: MARCH 31
                                                 --------

             Date of reporting period: JULY 1, 2003 - JUNE 30, 2004
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004


                                            ADVANTAGE ADVISERS WHISTLER FUND LLC


Issuer Name:  Artis Technology Partners, Ltd.

Exchange/Ticker:  Private Placement

Shareholder Meeting Date:  May 21, 2004

Summary on Proposed Matter: Amendment of Articles of Association to Class A and Class B

Whether Cast Vote on Matter:  Not Voted - proxy not received

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                 ADVANTAGE ADVISERS WHISTLER FUND LLC
          ----------------------------------------------------------------------




By (Signature and Title)*   /s/ MARSHALL DORNFELD
                         -------------------------------------------------------
                         Marshall Dornfeld, Chief Executive Officer
                         (Principal Executive Officer)

Date              AUGUST 10, 2004
    ----------------------------------------------------------------------------




*Print the name and title of each signing officer under his or her signature.